Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share/ADS

17. EARNINGS PER SHARE/ADS

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,807,176	1,880,087	1,619,562	221,879
Denominator:
Weighted average ordinary shares outstanding	499,160,564	489,952,172	484,945,912	484,945,912
Basic earnings per share	3.62	3.84	3.34	0.46
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	1,807,176	1,880,087	1,619,562	221,879
Denominator:
Weighted average ordinary shares outstanding	499,160,564	489,952,172	484,945,912	484,945,912
Dilutive effect of share-based awards	506,228	1,300,288	1,606,812	1,606,812
Weighted average number of shares outstanding-diluted	499,666,792	491,252,460	486,552,724	486,552,724
Diluted earnings per share	3.62	3.83	3.33	0.46

Earnings per ADS
Net income per ADS – basic (RMB)	14.48	15.35	13.36	1.83
Net income per ADS – diluted (RMB)	14.47	15.31	13.31	1.82

The effects of 1,484,748, 1,181,760 and 1,266,595 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2022, 2023 and 2024, respectively. The effects of 4,161,652, 2,051,810 and 2,158,471 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2022, 2023 and 2024, respectively.